Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Schedule of amounts recognised in profit or loss

	Year ended 31 December
US$ thousand	2023	2022
Current income tax expense	—	—
	—	—

Deferred tax benefit
Origination and reversal of temporary differences	(15,006)	—
	(15,006)	—
Total income tax benefit	(15,006)	—

Summary of reconciliation of income tax expense

	Year ended 31 December
US$ thousand	2023	2022
Loss before income tax for the year	(159,560)	(24,970)
Total tax benefit	(15,006)	—
Loss after income tax	(144,554)	(24,970)

Tax using the statutory rate of 30% (2022 – nil%)	—	—
Tax effects of foreign jurisdiction (Australia):
Tax at the Australian tax rate of 30% (2022 – Cayman Island nil%)	(47,868)	—
Tax rate differential	16,792	—
Non-deductible expenses	16,070	—
Income tax benefit	(15,006)	—

Schedule of movement in deferred tax balances

		Acquired
		through	Recognized
	Net balance	business	in profit or	Net balance	Deferred tax	Deferred tax
US$ thousand	at 1 January 2023	combination	loss	at 31 December 2023	assets	liabilities
Inventories	—	491	(5,162)	(4,671)	—	(4,671)
Property, plant and equipment	—	(148,782)	447	(148,335)	—	(148,335)
Lease liability	—	151	4,591	4,742	4,742	—
Provisions	—	12,111	49	12,160	12,160	—
Tax losses	—	—	7,618	7,618	7,618	—
Other	—	—	7,463	7,463	7,463	—
Net tax assets/(liabilities)	—	(136,029)	15,006	(121,023)	31,983	(153,006)